Ordinary Shares - Additional Information (Details) - $ / shares	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Ordinary shares, shares authorized			0	405,462,685
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares issued			0	91,304,327
Ordinary shares, shares outstanding			0	91,304,327
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			200,000,000	0
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares issued			184,376,679	0
Ordinary shares, shares outstanding			184,376,679	0
Number of ordinary shares granted to preference shareholders		12,064,825
Number of shares entitled			10
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			9,800,000,000	0
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares issued			57,303,093	0
Ordinary shares, shares outstanding			57,303,093	0
Conversion of Series A, B-1 and B-2 preferred shares	13,359,788
Number of shares entitled			1
Ordinary Shares
Class Of Stock [Line Items]
Number of ordinary shares granted to preference shareholders			12,064,825
Repurchase of ordinary shares from employees and shareholders			488,000
Initial Public Offering | Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares	41,600,000		41,600,000
Conversion of Series A, B-1 and B-2 preferred shares			94,537,315
Initial Public Offering | Ordinary Shares | Class B Ordinary Shares
Class Of Stock [Line Items]
Conversion of Series A, B-1 and B-2 preferred shares	94,537,315